COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Tables)	12 Months Ended
Jun. 30, 2017
Costs In Excess Of Billings and Billings In Excess Of Costs Incurred [Abstract]
Costs In Excess Of Billings And Billings In Excess Of Costs [Table Text Block]
	June 30,
	2016	2017

Contracts costs incurred plus estimated earnings	$887,037	$810,327
Less: Progress billings	(690,726)	(639,571)
Cost and estimated earnings in excess of billings	196,311	170,756

Less: Allowance for doubtful accounts	(6,383)	(8,660)

	$189,928	$162,096

Allowance For Doubtful Accounts Of Costs And Estimated Earnings In Excess Of Billings [Table Text Block]
The movements in allowance for doubtful accounts are as follows:

	June 30,
	2015	2016	2017

Balance at the beginning of year	$5,839	$8,850	$6,383
Additions	3,085	(1,823)	2,404
Written off	(122)	-	-
Translation adjustment	48	(644)	(127)

Balance at the end of the year	$8,850	$6,383	$8,660